Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment,Net
	At December 31,
	2025	2024
Building	$852,003	$773,179
Computers and software	90,229	64,368
Furniture and fittings	58,486	51,097
Machinery and equipment	799,179	498,554
Motor vehicles	514,165	464,206
Office equipment	86,267	72,931
Leasehold improvements	52,284	47,446
Total property and equipment, gross	2,452,613	1,971,781
Less: Accumulated depreciation	(1,207,982)	(979,058)
Total property and equipment, net	$1,244,631	$992,723

Schedule of Depreciation	Depreciation included in:
	At December 31,
	2025	2024	2023
Cost of sales	$61,786	$65,283	$45,831
Administrative expenses	98,527	80,878	72,502
	$160,313	$146,161	$118,333